Putnam VT International Growth Fund
The fund's portfolio
3/31/19 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value
Aerospace and defense (2.6%)
Airbus SE (France)	6,546	$865,737

		865,737
Airlines (1.4%)
Air Canada (Canada)(NON)	10,542	254,093
Dart Group PLC (United Kingdom)	19,752	204,136

		458,229
Auto components (0.9%)
Pirelli & C. SpA (Italy)(NON)	46,443	298,935

		298,935
Banks (4.9%)
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	1,994,700	309,553
Credicorp, Ltd. (Peru)	1,293	310,255
Grupo Financiero Galicia SA ADR (Argentina)	3,722	94,985
HDFC Bank, Ltd. (India)	19,431	649,908
Societe Generale SA (France)	8,634	249,636

		1,614,337
Beverages (7.2%)
Asahi Group Holdings, Ltd. (Japan)	13,200	589,540
Coca-Cola HBC AG (Switzerland)	8,750	298,017
Heineken NV (Netherlands)	6,327	667,715
Pernod Ricard SA (France)	4,430	795,097

		2,350,369
Biotechnology (0.6%)
Morphosys AG (Germany)(NON)	2,147	195,441

		195,441
Building products (1.1%)
ASSA ABLOY AB Class B (Sweden)	17,015	367,301

		367,301
Capital markets (2.3%)
Deutsche Boerse AG (Germany)	2,587	331,695
Quilter PLC (United Kingdom)	220,964	422,597

		754,292
Chemicals (3.7%)
KH Neochem Co., Ltd. (Japan)	13,600	328,702
Novozymes A/S Class B (Denmark)	10,486	482,122
OCI NV (Netherlands)(NON)	13,237	363,791
Orion Engineered Carbons SA (Luxembourg)	2,928	55,603

		1,230,218
Commercial services and supplies (0.2%)
Clean TeQ Holdings, Ltd. (Australia)(NON)(S)	311,775	68,723
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1

		68,725
Construction and engineering (1.1%)
Daiho Corp. (Japan)	12,100	354,451

		354,451
Distributors (2.0%)
PALTAC Corp. (Japan)	11,800	643,779

		643,779
Diversified consumer services (1.3%)
Fu Shou Yuan International Group, Ltd. (China)	465,000	426,450

		426,450
Electrical equipment (0.3%)
KEI Industries, Ltd. (India)	17,492	107,494

		107,494
Food and staples retail (2.1%)
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	55,300	283,749
Dino Polska SA (Poland)(NON)	12,931	407,525

		691,274
Food products (2.2%)
Grieg Seafood ASA (Norway)	25,170	305,252
Kerry Group PLC Class A (Ireland)	3,689	411,745

		716,997
Health-care equipment and supplies (1.1%)
Hoya Corp. (Japan)	5,200	344,083

		344,083
Health-care providers and services (1.8%)
Orpea (France)	5,058	607,098

		607,098
Hotels, restaurants, and leisure (5.7%)
Compass Group PLC (United Kingdom)	28,583	671,778
Dalata Hotel Group PLC (Ireland)	104,437	688,855
Domino's Pizza Group PLC (United Kingdom)	86,984	274,167
Melco International Development, Ltd. (Hong Kong)	100,000	234,354

		1,869,154
Household durables (0.4%)
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2
Sony Corp. (Japan)	3,500	147,313

		147,315
Industrial conglomerates (3.7%)
Alliance Global Group, Inc. (Philippines)	1,323,700	407,601
Rheinmetall AG (Germany)	5,990	624,087
Siemens AG (Germany)	1,833	197,269

		1,228,957
Insurance (6.7%)
AIA Group, Ltd. (Hong Kong)	83,400	830,164
Prudential PLC (United Kingdom)	34,952	699,920
QBE Insurance Group, Ltd. (Australia)	75,152	656,004

		2,186,088
Interactive media and services (2.9%)
Alphabet, Inc. Class A(NON)	317	373,074
Tencent Holdings, Ltd. (China)	12,300	565,573

		938,647
Internet and direct marketing retail (—%)
Global Fashion Group SA (acquired 8/2/13, cost $65,824) (Private) (Luxembourg)(NON)(F)(RES)	1,554	14,016

		14,016
IT Services (2.5%)
Visa, Inc. Class A	5,151	804,535

		804,535
Leisure products (0.8%)
Universal Entertainment Corp. (Japan)(S)	8,800	266,472

		266,472
Life sciences tools and services (1.2%)
Clinigen Group PLC (United Kingdom)	32,285	389,589

		389,589
Machinery (0.7%)
Komatsu, Ltd. (Japan)	9,500	222,169

		222,169
Media (2.1%)
Discovery, Inc. Class A(NON)(S)	9,873	266,768
RAI Way SpA (Italy)	79,458	410,899

		677,667
Metals and mining (2.0%)
Freeport-McMoRan, Inc. (Indonesia)	27,610	355,893
Rio Tinto, Ltd. (Australia)	4,370	304,820

		660,713
Multiline retail (0.3%)
Matahari Department Store Tbk PT (Indonesia)	357,100	102,854

		102,854
Oil, gas, and consumable fuels (4.4%)
Cairn Energy PLC (United Kingdom)(NON)	163,869	345,545
Cheniere Energy, Inc.(NON)	2,901	198,312
Encana Corp. (Canada)	27,561	199,641
Reliance Industries, Ltd. (India)	20,337	399,427
Saras SpA (Italy)	152,316	282,091

		1,425,016
Personal products (4.9%)
TCI Co., Ltd. (Taiwan)	22,000	300,774
Unilever NV ADR (Netherlands)	22,362	1,298,878

		1,599,652
Pharmaceuticals (5.4%)
AstraZeneca PLC (United Kingdom)	9,515	760,299
Merck & Co., Inc.	5,910	491,535
Novartis AG (Switzerland)	5,209	501,047

		1,752,881
Professional services (0.9%)
Outsourcing, Inc. (Japan)	23,300	290,190

		290,190
Real estate management and development (1.8%)
Logan Property Holdings Co., Ltd. (China)	198,000	327,852
Open House Co., Ltd. (Japan)	7,700	264,959

		592,811
Semiconductors and semiconductor equipment (5.1%)
ASML Holding NV (Netherlands)	2,935	550,479
NXP Semiconductors NV	5,946	525,567
SCREEN Holdings Co., Ltd. (Japan)	6,100	246,574
Sino-American Silicon Products, Inc. (Taiwan)	157,000	342,886

		1,665,506
Software (3.2%)
Constellation Software, Inc. (Canada)	675	572,034
Talend SA ADR(NON)	9,087	459,530

		1,031,564
Technology hardware, storage, and peripherals (0.5%)
Samsung Electronics Co., Ltd. (South Korea)	4,183	164,495

		164,495
Textiles, apparel, and luxury goods (2.9%)
adidas AG (Germany)	2,654	644,845
Kering SA (France)	527	302,202

		947,047
Trading companies and distributors (1.7%)
Ashtead Group PLC (United Kingdom)	23,190	559,526

		559,526
Water utilities (1.1%)
China Water Affairs Group, Ltd. (China)	338,000	353,747

		353,747
Wireless telecommunication services (1.3%)
SoftBank Group Corp. (Japan)	4,400	428,850

		428,850

Total common stocks (cost $31,337,552)		$32,414,671

WARRANTS (0.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Jarir Marketing Co. 144A (Saudi Arabia)	1/20/22	$0.00	6,708	$282,604

Total warrants (cost $275,328)				$282,604

SHORT-TERM INVESTMENTS (2.2%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.86%(AFF)	553,977	$553,977
Putnam Short Term Investment Fund 2.64%(AFF)	155,768	155,768

Total short-term investments (cost $709,745)		$709,745
TOTAL INVESTMENTS

Total investments (cost $32,322,625)		$33,407,020

	FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $8,534,916) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Japanese Yen	Buy	5/15/19	$56,140	$56,549	$(409)
	Barclays Bank PLC
		Australian Dollar	Buy	4/17/19	2,486	1,003	1,483
		British Pound	Sell	6/19/19	64,852	66,514	1,662
		Euro	Buy	6/19/19	108,059	109,892	(1,833)
		Hong Kong Dollar	Buy	5/15/19	3,661	4,158	(497)
		Polish Zloty	Sell	6/19/19	333,550	338,920	5,370
		Swiss Franc	Buy	6/19/19	1,553,436	1,553,898	(462)
	Citibank, N.A.
		Canadian Dollar	Sell	4/17/19	558,992	551,294	(7,698)
		Danish Krone	Sell	6/19/19	390,381	397,456	7,075
		Euro	Buy	6/19/19	84,573	85,539	(966)
		Mexican Peso	Buy	4/17/19	10,038	9,957	81
	Goldman Sachs International
		Canadian Dollar	Buy	4/17/19	75,985	76,460	(475)
		Canadian Dollar	Sell	4/17/19	75,985	75,845	(140)
		Japanese Yen	Buy	5/15/19	454,670	454,263	407
		New Taiwan Dollar	Sell	5/15/19	622,842	624,503	1,661
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Sell	5/15/19	244,276	243,500	(776)
		Euro	Sell	6/19/19	283,302	292,102	8,800
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/19/19	48,770	49,612	842
		Canadian Dollar	Sell	4/17/19	121,126	123,388	2,262
		Japanese Yen	Buy	5/15/19	537,872	548,548	(10,676)
		New Zealand Dollar	Buy	4/17/19	65,190	63,867	1,323
		Norwegian Krone	Sell	6/19/19	43,772	44,163	391
		Singapore Dollar	Buy	5/15/19	284,827	286,275	(1,448)
		South Korean Won	Sell	5/15/19	162,301	167,381	5,080
		Swedish Krona	Sell	6/19/19	87,902	88,622	720
		Swiss Franc	Buy	6/19/19	959,782	959,941	(159)
	State Street Bank and Trust Co.
		British Pound	Sell	6/19/19	90,349	91,610	1,261
		Canadian Dollar	Sell	4/17/19	405,525	400,038	(5,487)
		Israeli Shekel	Buy	4/17/19	169,581	165,730	3,851
		Japanese Yen	Buy	5/15/19	591,282	603,888	(12,606)

	Unrealized appreciation						42,269

	Unrealized (depreciation)						(43,632)

	Total						$(1,363)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $32,726,417.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $14,020, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,387,119	$734,767	$1,567,909	$7,070	$553,977
	Putnam Short Term Investment Fund**	1,827,408	2,441,900	4,113,540	1,554	155,768

	Total Short-term investments	$3,214,527	$3,176,667	$5,681,449	$8,624	$709,745
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $553,977, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $532,117.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $15,699 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	13.2%
	Japan	12.6
	United States	10.0
	Netherlands	8.8
	France	8.6
	Germany	6.1
	China	5.1
	India	3.5
	Ireland	3.4
	Hong Kong	3.2
	Australia	3.1
	Canada	3.1
	Italy	3.0
	Switzerland	2.4
	Indonesia	2.3
	Taiwan	2.0
	Denmark	1.5
	Philippines	1.2
	Poland	1.2
	Sweden	1.1
	Peru	0.9
	Norway	0.9
	Brazil	0.9
	Saudi Arabia	0.9
	South Korea	0.5
	Other	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $16,563 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,050,741	$994,423	$—
Consumer discretionary	2,880,782	1,821,222	14,018
Consumer staples	4,467,978	890,314	—
Energy	1,025,589	399,427	—
Financials	2,109,088	2,445,629	—
Health care	2,945,009	344,083	—
Industrials	3,072,149	1,450,628	2
Information technology	2,912,145	753,955	—
Materials	1,257,409	633,522	—
Real estate	—	592,811	—
Utilities	—	353,747	—

Total common stocks	21,720,890	10,679,761	14,020
Warrants	—	282,604	—
Short-term investments	155,768	553,977	—

Totals by level	$21,876,658	$11,516,342	$14,020
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,363)	$—

Totals by level	$—	$(1,363)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$42,269	$43,632
Equity contracts	282,604	—

Total	$324,873	$43,632

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$13,100,000
Warrants (number of warrants)	5,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com